M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund
M LARGE CAP GROWTH FUND
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees and Expenses
The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		M Large Cap Growth Fund
Management Fees		0.62%
Distribution (12b-1) Fee		none
Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses		0.83%
[1]	For the period from May 1, 2012 to April 30, 2013, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
M Large Cap Growth Fund	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 78%
of the average value of its portfolio.
Principal Investment Strategies
The Fund's sub-adviser, DSM Capital Partners LLC, ("DSM") uses a "bottom-up,"
idea-driven approach and focuses on a long-term (e.g., three year minimum)
investment horizon. This means that portfolio managers and research analysts identify companies, one-by-one, which exhibit certain characteristics.
Correspondingly, while DSM is cognizant of "macro" trends in the U.S. and world economy, as well as business trends in the broad sectors of the economy
(so-called "top-down" analysis), investment decisions are primarily based on company fundamentals.

The Fund invests primarily in large-cap equity securities, including common stocks and preferred stocks. DSM defines "large-cap" as capitalizations of $10 billion or more.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability, and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals all as determined by DSM.

By focusing on company fundamentals and using its proprietary valuation methodology, DSM tries to capture inefficiencies in the market. DSM's in-depth knowledge of fundamental analysis, the compact nature of its investment team, the quality of the information flow within the company and the speed of decision-making is designed to allow DSM to take advantage of mispriced securities.

DSM's portfolio managers/research analysts work closely together such that there is one research effort. The research process, in addition to covering portfolio and "on-deck" holdings, involves working up new ideas in a "peeling of the onion" process among the team until an idea is rejected or accepted.

DSM screens for growth ideas by searching databases representing thousands of companies, using various criteria, including revenue growth, earnings growth, free cash flow, profitability, use of debt, and negative earnings surprises.

In researching existing holdings and candidate companies, DSM employs proprietary work including extensive use of "expert interviews" with knowledgeable third parties. DSM's portfolio manager/research analysts also attend a wide variety of industry-sponsored conferences. In addition, DSM contracts with survey research firms to conduct proprietary surveys on relevant issues within certain industries. Importantly, DSM believes that the research work on each holding and candidate company is a continuing process designed to keep up with evolving issues, such as markets, global competition and economic conditions that can "change the game" for companies and entire industries.
Principal Investment Risks
As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than the sub-adviser believes they should be valued;

• if the earnings of the growth-oriented companies in which the Fund invests do not grow or grow less rapidly than expected;

• because the portfolio is comprised of 25 to 35 holdings, which is less diversified than the overall stock market;

• because growth investing emphasizes stock price appreciation over current income from dividends;

• due to the costs and risks of relatively active trading;

• because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

• because growth-oriented investments may underperform when value investing is in favor;

• because securities of Foreign Issuers involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

• because the Fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund; or

• because changes in government regulations may adversely affect the value of a security.

It is not expected that the Fund will own a substantial amount of securities that pay dividends. Investors in the Fund should not expect dividend income to offset any decline in the prices of portfolio securities.
Performance
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Russell 1000 Growth Index). The performance prior to October 12, 2009 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the
Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Highest quarterly return: 17.40% (for the quarter ended 9/30/10) Lowest quarterly return: (26.29)% (for the quarter ended 12/31/08)
The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Growth
Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
M Large Cap Growth Fund	M Large Cap Growth Fund	(0.80%)	0.94%	3.60%
M Large Cap Growth Fund Russell 1000 Growth Index	Russell 1000 Growth Index	2.64%	2.50%	2.60%